HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares					Fair Value
	COMMON STOCKS — 0.2%
	INSURANCE - 0.2%
3,323	Specialty Transportation Holdings, LLC(a),(b),(c)				$ 8,741,215

	TOTAL COMMON STOCKS (Cost $5,769,010)				8,741,215

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 33.7%
	AGENCY CMBS — 0.0%(d)
2,000,000	FREMF Mortgage Trust Series 2016-K57 C(e),(f)		3.9850	08/25/49	1,993,496

	CLO — 27.9%
500,000	522 Funding CLO Ltd. Series 2018-3A CR(e),(g)	TSFR3M + 2.312%	6.0410	10/20/31	500,109
1,630,000	Allegro CLO X Ltd. Series 2019-1A CRR(e),(g)	TSFR3M + 2.050%	5.7790	04/20/32	1,630,000
24,225,000	Apex Credit Clo Ltd. Series 2018-1A CR(e),(g)	TSFR3M + 2.000%	5.8100	04/25/31	24,240,044
19,000,000	APEX CREDIT CLO Ltd. Series 2018-2A CR3(e),(g)	TSFR3M + 1.900%	5.6290	10/20/31	19,013,927
7,000,000	Atlas Senior Loan Fund VII Ltd. Series 2016-7A CR(e),(g)	TSFR3M + 2.762%	6.4180	11/27/31	7,006,594
1,162,609	Atlas Senior Loan Fund XI Ltd. Series 2018-11A B(e),(g)	TSFR3M + 1.912%	5.7220	07/26/31	1,163,199
11,875,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(e),(g)	TSFR3M + 2.212%	6.0220	07/26/31	11,893,953
23,750,000	Atlas Senior Loan Fund XII Ltd. Series 2018-12A C(e),(g)	TSFR3M + 2.632%	6.4070	10/24/31	23,820,965
2,000,000	Atlas Senior Loan Fund XIV Series 2019-14A BR(e),(g)	TSFR3M + 2.212%	5.9410	07/20/32	2,007,488
5,000,000	Atlas Senior Loan Fund XV Ltd. Series 2019-15A B1(e),(g)	TSFR3M + 2.512%	6.2640	10/23/32	5,011,020
37,000,000	Bain Capital Credit CLO Series 2018-2A CR(e),(g)	TSFR3M + 1.950%	5.6790	07/19/31	37,016,760
7,355,594	Barings CLO Ltd. Series 2015-IA DR(e),(g)	TSFR3M + 2.862%	6.5910	01/20/31	7,366,906
15,000,000	BlueMountain CLO Ltd. Series 2015-4A DR2(e),(g)	TSFR3M + 1.950%	5.6790	04/20/30	15,006,885
11,150,000	BlueMountain CLO Ltd. Series 2018-1(e),(g)	TSFR3M + 1.962%	5.8050	07/30/30	11,224,387
5,250,000	BlueMountain CLO Ltd. Series 2018-1A C(e),(g)	TSFR3M + 2.312%	6.1550	07/30/30	5,253,922
10,750,000	BlueMountain CLO Ltd. Series 2014-2A BR2(e),(g)	TSFR3M + 2.012%	5.7410	10/20/30	10,764,900
3,310,345	BlueMountain CLO Ltd. Series 2013-2A DR(e),(g)	TSFR3M + 3.162%	6.8950	10/22/30	3,312,675
1,800,000	BlueMountain CLO Ltd. Series 2018-3 BR(e),(g)	TSFR3M + 1.850%	5.6600	10/25/30	1,802,504
14,885,715	BlueMountain CLO Ltd. Series 2018-3A C(e),(g)	TSFR3M + 2.462%	6.2720	10/25/30	14,897,594
3,500,000	BlueMountain CLO Ltd. Series 2016-3(e),(g)	TSFR3M + 1.962%	5.6130	11/15/30	3,503,819
5,100,000	BlueMountain CLO Ltd. Series 2016-3A CR(e),(g)	TSFR3M + 2.462%	6.1130	11/15/30	5,118,426
22,750,000	BlueMountain CLO Ltd. Series 2015-3A BR(e),(g)	TSFR3M + 2.012%	5.7410	04/20/31	22,787,651
8,500,000	BlueMountain CLO Ltd. Series 2018-2 B(e),(g)	TSFR3M + 1.962%	5.6130	08/15/31	8,509,214
25,680,000	BlueMountain CLO Ltd. Series 2018-2A C(e),(g)	TSFR3M + 2.462%	6.1130	08/15/31	25,742,915

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.7% (Continued)
	CLO — 27.9% (Continued)
1,000,000	BlueMountain CLO XXII Ltd. Series 2018-22A B(e),(g)	TSFR3M + 1.762%	5.5150	07/15/31	$ 1,001,643
6,063,000	BlueMountain CLO XXII Ltd. Series 2018-22A C(e),(g)	TSFR3M + 2.212%	5.9650	07/15/31	6,067,377
1,546,098	BlueMountain Fuji US Clo II Ltd. Series 2017-2A A2(e),(g)	TSFR3M + 1.862%	5.5910	10/20/30	1,547,259
1,000,000	BlueMountain Fuji US CLO II Ltd. Series 2017-2A(e),(g)	TSFR3M + 2.412%	6.1410	10/20/30	1,000,764
1,850,000	Canyon Capital CLO Ltd. Series 2012-1RA C(e),(g)	TSFR3M + 2.262%	6.0150	07/15/30	1,850,945
8,665,000	Canyon Capital CLO Ltd. Series 2014-1A BR(e),(g)	TSFR3M + 2.062%	5.9050	01/30/31	8,676,689
5,600,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA C(e),(g)	TSFR3M + 3.062%	6.7130	05/15/31	5,651,839
1,475,000	CarVal CLO II Ltd. Series 2019-1A CR2(e),(g)	TSFR3M + 1.800%	5.5290	04/20/32	1,476,900
1,560,953	Catamaran CLO Ltd. Series 2014-1A BR(e),(g)	TSFR3M + 2.422%	6.1550	04/22/30	1,564,401
7,692,480	Crown Point CLO IV Ltd. Series 2018-4A C(e),(g)	TSFR3M + 2.162%	5.8910	04/20/31	7,697,018
13,500,000	Dryden 40 Senior Loan Fund Series 2015-40A CR2(e),(g)	TSFR3M + 2.250%	5.9010	08/15/31	13,503,659
500,000	Dryden 41 Senior Loan Fund Series 2015-41A CR(e),(g)	TSFR3M + 2.012%	5.7650	04/15/31	500,570
678,664	Dryden 49 Senior Loan Fund Series 2017-49A BR(e),(g)	TSFR3M + 1.862%	5.5910	07/18/30	679,431
2,500,000	Dryden 49 Senior Loan Fund Series 2017-49A CR(e),(g)	TSFR3M + 2.312%	6.0410	07/18/30	2,501,518
16,600,000	Dryden 55 CLO Ltd. Series 2018-55A C(e),(g)	TSFR3M + 2.162%	5.9150	04/15/31	16,630,478
13,000,000	Dryden 64 CLO Ltd. Series 2018-64A C(e),(g)	TSFR3M + 2.012%	5.7410	04/18/31	13,011,700
2,000,000	Dryden 65 CLO Ltd. Series 2018-65A C(e),(g)	TSFR3M + 2.362%	6.0910	07/18/30	2,002,156
15,090,000	Dryden 80 CLO Ltd. Series 2019-80A CRR(e),(g)	TSFR3M + 1.850%	5.6000	01/17/33	15,110,553
8,425,000	Eaton Vance Clo Ltd. Series 2015-1A DR(e),(g)	TSFR3M + 2.762%	6.4910	01/20/30	8,448,531
386,579	Ellington CLO II Ltd. Series 2017-2A C(e),(g)	TSFR3M + 3.162%	6.8130	02/15/29	386,714
995,000	Fortress Credit Bsl VII Ltd. Series 2019-1A CR(e),(g)	TSFR3M + 2.100%	5.8520	07/23/32	995,807
10,000,000	Fortress Credit Bsl X Ltd. Series 2021-1A CR(e),(g)	TSFR3M + 2.050%	5.7790	04/20/33	10,002,040
8,500,000	Greywolf CLO II Ltd. Series 2013-1A B1RR(e),(g)	TSFR3M + 2.560%	6.3130	04/15/34	8,518,046
5,000,000	Greywolf CLO IV Ltd. Series 2019-1A A2R2(e),(g)	TSFR3M + 1.800%	5.5500	04/17/34	5,012,940
15,000,000	Greywolf CLO IV Ltd. Series 2019-1A B1R2(e),(g)	TSFR3M + 2.200%	5.9500	04/17/34	15,014,520
6,721,971	GREYWOLF CLO VII Ltd. Series 2018-2A C(e),(g)	TSFR3M + 3.512%	7.2410	10/20/31	6,727,544
4,244,985	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(e),(g)	TSFR3M + 2.612%	6.3450	01/22/31	4,246,840
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015 CR3(e),(g)	TSFR3M + 1.900%	5.6530	10/15/30	1,000,359
931,684	Jamestown CLO XI Ltd. Series 2018-11A A2(e),(g)	TSFR3M + 1.962%	5.7020	07/14/31	932,705
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(e),(g)	TSFR3M + 2.550%	6.2790	10/20/31	12,421,390
18,250,000	KKR CLO 11 Ltd. Series 11 CR(e),(g)	TSFR3M + 2.062%	5.8150	01/15/31	18,256,734
982,294	KKR CLO 14 Ltd. Series 14 BR(e),(g)	TSFR3M + 2.062%	5.8150	07/15/31	982,823
4,000,000	KKR CLO 14 Ltd. Series 14 CR(e),(g)	TSFR3M + 2.412%	6.1650	07/15/31	4,005,732
8,944,000	KKR CLO 15 Ltd. Series 15 CR2(e),(g)	TSFR3M + 1.900%	5.6290	01/18/32	8,954,572

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.7% (Continued)
	CLO — 27.9% (Continued)
13,300,000	KKR CLO 18 Ltd. Series 18 CR2(e),(g)	TSFR3M + 1.850%	5.5790	10/18/35	$ 13,328,312
15,116,000	KKR CLO 21 Ltd. Series 21 C(e),(g)	TSFR3M + 2.062%	5.8150	04/15/31	15,136,180
8,522,000	KKR CLO 21 Ltd. Series 21 D(e),(g)	TSFR3M + 2.862%	6.6150	04/15/31	8,563,093
11,000,000	KKR CLO 23 Ltd. Series 23 CR2(e),(g)	TSFR3M + 1.750%	5.4790	04/20/36	11,012,683
1,600,000	KKR Clo 24 Ltd. Series 24 BR(e),(g)	TSFR3M + 1.912%	5.6410	04/20/32	1,603,901
1,000,000	KKR Clo 24 Ltd. Series 24 CR(e),(g)	TSFR3M + 2.362%	6.0910	04/20/32	1,001,364
1,920,396	LCM 28 Ltd. Series 28A C(e),(g)	TSFR3M + 2.412%	6.1410	10/20/30	1,920,924
1,090,241	LCM 29 Ltd. Series 29A BR(e),(g)	TSFR3M + 1.862%	5.6150	04/15/31	1,091,502
8,750,000	LCM 30 Ltd. Series 30A CR(e),(g)	TSFR3M + 2.262%	5.9910	04/20/31	8,766,450
1,167,661	LCM Loan Income Fund I Income Note Issuer Ltd. Series 27A C(e),(g)	TSFR3M + 2.212%	6.0040	07/16/31	1,168,250
3,808,235	LCM XVII, L.P. Series 17A CRR(e),(g)	TSFR3M + 2.362%	6.1150	10/15/31	3,809,724
1,500,000	Madison Park Funding XIV Ltd. Series 2014-14A CR4(e),(g)	TSFR3M + 1.950%	5.6830	10/22/30	1,500,711
1,843,000	Madison Park Funding XLII Ltd. Series 13A DR2(e),(g)	TSFR3M + 2.600%	6.3520	11/21/30	1,847,209
632,014	Madison Park Funding XXIV Ltd. Series 2016-24A CR2(e),(g)	TSFR3M + 2.050%	5.7790	10/20/29	632,801
1,125,000	Madison Park Funding XXIV Ltd. Series 2016-24A DR2(e),(g)	TSFR3M + 2.950%	6.6790	10/20/29	1,128,475
34,000,000	Madison Park Funding XXXIII Ltd. Series 2019-33A CR2(e),(g)	TSFR3M + 1.950%	5.7030	10/15/32	34,057,289
1,412,500	MJX Venture Management II, LLC Series 2018-32RR C(e),(g)	TSFR3M + 2.212%	5.9410	07/19/31	1,414,150
12,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA CR(e),(g)	TSFR3M + 2.050%	5.7140	06/15/31	12,393,126
1,500,000	Northwoods Capital XVII Ltd. Series 2018-17A C(e),(g)	TSFR3M + 2.112%	5.8450	04/22/31	1,501,215
857,210	OCP CLO Ltd. Series 2014-5A BR(e),(g)	TSFR3M + 2.062%	5.8720	04/26/31	857,470
2,298,098	OZLM VI Ltd. Series 2014-6A B1T(e),(g)	TSFR3M + 2.000%	5.7500	04/17/31	2,299,183
19,960,000	OZLM VI Ltd. Series 2014-6A CT(e),(g)	TSFR3M + 2.900%	6.6500	04/17/31	20,017,325
123,990	OZLM XVIII Ltd. Series 2018-18A B(e),(g)	TSFR3M + 1.812%	5.5650	04/15/31	124,015
2,450,000	OZLM XVIII Ltd. Series 2018-18A C(e),(g)	TSFR3M + 2.112%	5.8650	04/15/31	2,451,732
1,983,697	OZLM XXII Ltd. Series 2018-22A B(e),(g)	TSFR3M + 2.062%	5.8110	01/17/31	1,983,834
5,642,000	OZLM XXII Ltd. Series 2018-22A C(e),(g)	TSFR3M + 2.912%	6.6610	01/17/31	5,656,144
925,465	OZLM XXIV Ltd. Series 2019-24A BR(e),(g)	TSFR3M + 2.612%	6.3410	07/20/32	925,534
6,125,000	Palmer Square Loan Funding Ltd. Series 2023-2A CR(e),(g)	TSFR3M + 2.500%	6.3100	01/25/32	6,174,000
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A C(e),(g)	TSFR3M + 2.062%	5.7910	10/20/30	1,000,401
11,000,000	Rockford Tower CLO Ltd. Series 2017-3A D(e),(g)	TSFR3M + 2.912%	6.6410	10/20/30	11,062,942
1,500,000	Rockford Tower CLO Ltd. Series 2018-1A C(e),(g)	TSFR3M + 2.312%	5.9540	05/20/31	1,507,002
1,500,000	Rockford Tower CLO Ltd. Series 2018-2A C(e),(g)	TSFR3M + 2.462%	6.1910	10/20/31	1,502,124
7,000,000	Rockford Tower CLO Ltd. Series 2019-2A CR2(e),(g)	TSFR3M + 2.000%	5.6420	08/20/32	7,000,672
11,000,000	Rockford Tower CLO Ltd. Series 2019-1A CR2(e),(g)	TSFR3M + 1.850%	5.5790	04/20/34	11,021,997

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.7% (Continued)
	CLO — 27.9% (Continued)
1,000,000	Romark CLO II Ltd. Series 2018-2A BR(e),(g)	TSFR3M + 2.000%	5.8100	07/25/31	$ 1,000,621
15,075,000	Romark WM-R Ltd. Series 2018-1A C(e),(g)	TSFR3M + 2.212%	5.9410	04/20/31	15,097,447
260,310	Shackleton CLO Ltd. Series 2013-4RA A2A(e),(g)	TSFR3M + 1.862%	5.6240	04/13/31	260,382
1,555,000	Shackleton CLO Ltd. Series 2013-4RA(e),(g)	TSFR3M + 2.162%	5.9240	04/13/31	1,557,023
315,527	Shackleton CLO Ltd. Series 2013-4RA A2CR(e),(g)	TSFR3M + 2.462%	6.2240	04/13/31	316,257
1,037,987	Shackleton CLO Ltd. Series 2014-5RA B(e),(g)	TSFR3M + 1.962%	5.6180	05/07/31	1,038,061
23,250,000	Shackleton CLO Ltd. Series 2014-5RA C(e),(g)	TSFR3M + 2.412%	6.0680	05/07/31	23,284,573
10,220,000	Sound Point CLO II Ltd. Series 2013-1A A3R(e),(g)	TSFR3M + 2.112%	5.9220	01/26/31	10,228,840
13,250,000	Sound Point CLO IX Ltd. Series 2015-2A BRRR(e),(g)	TSFR3M + 2.062%	5.7910	07/20/32	13,284,689
10,000,000	Sound Point CLO IX Ltd. Series 2015-2A CRRR(e),(g)	TSFR3M + 2.762%	6.4910	07/20/32	10,007,370
2,500,000	Sound Point CLO VII-R Ltd. Series 2014-3RA C(e),(g)	TSFR3M + 2.512%	6.2640	10/23/31	2,501,988
10,000,000	SOUND POINT CLO VII-R Ltd. Series 2014-3RA BR(e),(g)	TSFR3M + 1.962%	5.7140	10/23/31	10,018,550
1,200,000	Sound Point CLO VI-R LTD Series 2014-2RA B(e),(g)	TSFR3M + 2.062%	5.7910	10/20/31	1,201,922
13,130,000	Sound Point CLO V-R Ltd. Series 2014-1RA B(e),(g)	TSFR3M + 2.012%	5.7410	07/18/31	13,152,715
15,000,000	Sound Point CLO V-R Ltd. Series 2014-1RA C(e),(g)	TSFR3M + 2.362%	6.0910	07/18/31	15,047,550
4,000,000	SOUND POINT CLO XIX Ltd. Series 2018-1A C(e),(g)	TSFR3M + 2.062%	5.8150	04/15/31	4,004,620
3,000,000	Sound Point CLO XVIII Ltd. Series 2017-4A B(e),(g)	TSFR3M + 2.062%	5.7910	01/21/31	3,004,740
978,280	Sound Point Clo XX Ltd. Series 2018-2A B(e),(g)	TSFR3M + 1.962%	5.7720	07/26/31	979,926
6,815,000	Sound Point Clo XX Ltd. Series 2018-2A C(e),(g)	TSFR3M + 2.212%	6.0220	07/26/31	6,819,934
20,000,000	Sound Point CLO XXI Ltd. Series 2018-3A B(e),(g)	TSFR3M + 2.462%	6.2720	10/26/31	20,048,532
21,750,000	Sound Point CLO XXII Ltd. Series 2019-1A CRR(e),(g)	TSFR3M + 2.050%	5.7790	01/20/32	21,764,573
5,500,000	Sound Point CLO XXV Ltd. Series 2019-4A BR(e),(g)	TSFR3M + 1.900%	5.7100	04/25/33	5,513,114
2,525,000	Sound Point CLO XXVIII Ltd. Series 2020-3A B(e),(g)	TSFR3M + 1.912%	5.7220	01/25/32	2,531,658
3,495,000	Sounds Point CLO IV-R Ltd. Series 2013-3RA B(e),(g)	TSFR3M + 2.012%	5.7410	04/18/31	3,503,175
15,940,000	Sounds Point CLO IV-R Ltd. Series 2013-3RA C(e),(g)	TSFR3M + 2.512%	6.2410	04/18/31	15,950,074
3,720,000	Steele Creek CLO Ltd. Series 2016-1A CR(e),(g)	TSFR3M + 2.162%	5.8260	06/15/31	3,726,908
15,000,000	Steele Creek CLO Ltd. Series 2019-1A CRR(e),(g)	TSFR3M + 2.200%	5.9530	04/15/32	15,013,710
5,500,000	Strata CLO II Ltd. Series 2021-1A CR2(e),(g)	TSFR3M + 2.050%	5.7790	10/20/33	5,503,685
2,250,000	Symphony CLO XIX Ltd. Series 2018-19A C(e),(g)	TSFR3M + 2.012%	5.8040	04/16/31	2,255,351
5,920,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(e),(g)	TSFR3M + 2.200%	5.9530	10/15/31	5,925,411
3,880,000	Symphony CLO XX Ltd. Series 2018-20A CR2(e),(g)	TSFR3M + 1.950%	5.7430	01/16/32	3,881,661
19,000,000	Symphony CLO XXI Ltd. Series 2019-21A CR2(e),(g)	TSFR3M + 1.750%	5.5030	07/15/32	19,027,930
18,250,000	Symphony CLO XXII Ltd. Series 2020-22A CR(e),(g)	TSFR3M + 2.100%	5.8290	04/18/33	18,263,961
1,987,581	TCI-Symphony CLO Ltd. Series 2017-1A CR(e),(g)	TSFR3M + 2.062%	5.8150	07/15/30	1,987,849

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.7% (Continued)
	CLO — 27.9% (Continued)
9,207,695	THL Credit Wind River CLO Ltd. Series 2014-3KRA C(e),(g)	TSFR3M + 2.562%	6.3150	10/15/30	$ 9,210,522
22,650,000	TRINITAS CLO IV LTD Series 2016-4A CR(e),(g)	TSFR3M + 2.712%	6.4410	10/18/31	22,714,711
9,200,000	TRINITAS CLO IV Ltd. Series 2016-4A DR(e),(g)	TSFR3M + 3.622%	7.3510	10/18/31	9,284,493
10,000,000	Trinitas CLO XIV Ltd. Series 2020-14A CR2(e),(g)	TSFR3M + 2.100%	5.9100	01/25/34	10,006,970
546,876	Upland CLO Ltd. Series 2016-1A BR(e),(g)	TSFR3M + 2.112%	5.8410	04/20/31	547,025
17,225,000	Venture 31 CLO Ltd. Series 2018-31A C1(e),(g)	TSFR3M + 2.212%	5.9410	04/20/31	17,236,920
7,000,000	Venture 32 CLO Ltd. Series 2018-32A B(e),(g)	TSFR3M + 1.912%	5.6410	07/18/31	7,011,585
4,537,500	Venture 32 CLO Ltd. Series 2018-32A C(e),(g)	TSFR3M + 2.212%	5.9410	07/18/31	4,540,821
13,000,000	Venture 35 CLO Ltd. Series 2018-35A C(e),(g)	TSFR3M + 2.562%	6.2950	10/22/31	13,005,525
6,000,000	Venture 36 Clo Ltd. Series 2019-36A B1R(e),(g)	TSFR3M + 1.962%	5.6910	04/20/32	6,020,460
11,000,000	Venture 36 Clo Ltd. Series 2019-36A C(e),(g)	TSFR3M + 3.162%	6.8910	04/20/32	11,065,318
5,000,000	Venture 37 CLO Ltd. Series 2019-37A CRR(e),(g)	TSFR3M + 2.350%	6.1030	07/15/32	5,006,050
575,000	Venture 38 CLO Ltd. Series 2019-38A CRR(e),(g)	TSFR3M + 1.950%	5.7930	07/30/32	575,005
208,551	Venture XIII CLO Ltd. Series 2013-13A DR(e),(g)	TSFR3M + 3.562%	7.2230	09/10/29	208,655
20,250,000	Venture XIX CLO Ltd. Series 2014-19A CRR(e),(g)	TSFR3M + 2.712%	6.4650	01/15/32	20,258,384
10,890,000	Venture XV CLO Ltd. Series 2013-15A BR3(e),(g)	TSFR3M + 2.132%	5.8850	07/15/32	10,915,439
2,000,000	Venture XXIX CLO Ltd. Series 2017-29A C(e),(g)	TSFR3M + 2.762%	6.4130	09/07/30	2,000,786
1,000,000	Venture XXVII CLO Ltd. Series 2017-27A CR(e),(g)	TSFR3M + 2.562%	6.2910	07/20/30	1,000,715
2,883,417	Venture XXVIII CLO Ltd. Series 2017-28A C2R(e),(g)	TSFR3M + 2.462%	6.1910	07/20/30	2,890,050
1,000,000	Venture XXX CLO Ltd. Series 2017-30A B(e),(g)	TSFR3M + 1.862%	5.6150	01/15/31	1,000,715
829,342	Venture XXX CLO Ltd. Series 2017-30RR A2(e),(g)	TSFR3M + 1.962%	5.7150	01/15/31	830,873
3,000,000	Venture XXX CLO Ltd. Series 2017-30A C(e),(g)	TSFR3M + 2.212%	5.9650	01/15/31	3,002,223
3,500,000	Verdelite Static CLO Ltd. Series 2024-1A C(e),(g)	TSFR3M + 1.950%	5.6790	07/20/32	3,508,596
1,597,146	Voya CLO Ltd. Series 2017-1A BR(e),(g)	TSFR3M + 2.162%	5.9110	04/17/30	1,598,556
5,447,813	Voya CLO Ltd. Series 2013-1A BR(e),(g)	TSFR3M + 2.162%	5.9150	10/15/30	5,449,715
4,435,000	Voya CLO Ltd. Series 2016-1A BR(e),(g)	TSFR3M + 2.062%	5.7910	01/20/31	4,439,062
4,700,000	Voya CLO Ltd. Series 2014-4A BR2(e),(g)	TSFR3M + 2.352%	6.0920	07/14/31	4,702,618
4,100,000	Voya CLO Ltd. Series 2018-2A C1(e),(g)	TSFR3M + 2.112%	5.8650	07/15/31	4,103,034
1,500,000	Voya CLO Ltd. Series 2019-3A CR(e),(g)	TSFR3M + 2.412%	6.1610	10/17/32	1,501,377
8,825,000	Zais CLO 11 Ltd. Series 2018-11A CR(e),(g)	TSFR3M + 2.450%	6.1790	01/20/32	8,886,594
2,761,087	Zais CLO 7 Ltd. Series 2017-2A C(e),(g)	TSFR3M + 2.712%	6.4650	04/15/30	2,762,603
					1,143,429,988
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
3,276,445	Boston Lending Trust Series 2022-2 A(e),(f)		3.2500	05/25/62	3,215,078

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1% (Continued)
2,082,570	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(e),(h)		7.3690	11/25/67	$ 2,080,850
					5,295,928
	NON AGENCY CMBS — 5.6%
32,070,000	BX Commercial Mortgage Trust Series 2019-IMC E(e),(g)	TSFR1M + 2.196%	5.8720	04/15/34	31,620,302
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(e)		4.9060	08/05/34	5,168,833
23,938,554	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(e)		7.2910	05/05/29	24,800,945
30,625,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(e)		8.5420	05/05/29	31,900,573
6,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(e),(f)		8.7520	05/05/29	6,873,641
32,000,000	OWS Real Estate Finance, LLC Series 2025-MARG2 A(e),(g)	TSFR1M + 4.000%	7.7500	08/15/27	32,041,119
15,444,224	SMR Mortgage Trust Series 2022-IND A(e),(g)	TSFR1M + 1.650%	5.3260	02/15/39	15,482,757
14,183,100	SMR Mortgage Trust Series 2022-IND B(e),(g)	TSFR1M + 2.400%	6.0760	02/15/39	14,191,908
6,592,500	SMR Mortgage Trust Series 2022-IND C(e),(g)	TSFR1M + 2.950%	6.6260	02/15/39	6,598,527
7,994,683	THPT Mortgage Trust Series 2023-THL A(e),(f)		6.9940	12/10/34	8,013,564
10,000,000	THPT Mortgage Trust Series 2023-THL B(e),(f)		7.6690	12/10/34	10,016,677
15,205,047	THPT Mortgage Trust Series 2023-THL C(e),(f)		8.5340	12/10/34	15,223,485
1,328,038	XCAL Mortgage Trust Series 2019-1 A(b),(e),(g)	TSFR1M + 3.864%	0.0000	12/31/26	652,810
2,868,852	X-Caliber Funding, LLC Series 2023-MF9 A(e),(g)	TSFR1M + 3.250%	0.0000	11/25/26	2,861,362
4,000,000	X-Caliber Funding, LLC Series 2024-MSD A(e),(g)	TSFR1M + 4.250%	8.2500	01/01/27	4,021,592
15,000,000	XRL ALC, LLC Series 2025-OZK A(e)		7.2500	06/20/28	14,876,765
5,000,000	XRL ALC, LLC Series 2025-OZK B1(e)		13.5000	06/20/28	4,968,638
					229,313,498
	OTHER ABS — 0.1%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(e)		6.1900	04/25/27	1,995,653
2,175,080	HRR Funding, LLC Series 2021-1(c),(e)		9.0000	12/20/36	924,409
					2,920,062
	TOTAL ASSET BACKED SECURITIES (Cost $1,390,194,554)				1,382,952,972

	CONVERTIBLE BONDS — 0.2%
	ASSET MANAGEMENT — 0.2%
8,943,000	Gladstone Capital Corporation		5.8750	10/01/30	8,583,044
	TOTAL CONVERTIBLE BONDS (Cost $8,551,482)				8,583,044

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.4%
	ASSET MANAGEMENT — 23.8%
9,504,000	Barings BDC, Inc.		5.2000	09/15/28	$ 9,364,903
10,000,000	BCP Investment Corporation		7.5000	10/15/28	10,068,063
47,500,000	BCP Investment Corporation		7.5000	09/24/29	47,827,783
46,533,000	BlackRock TCP Capital Corporation		6.9500	05/30/29	46,006,531
14,125,000	Blue Owl Technology Finance Corporation		6.1000	03/15/28	14,127,205
10,000,000	Blue Owl Technology Finance Corporation		6.7500	04/04/29	9,987,045
46,454,000	Capital Southwest Corporation		5.9500	09/18/30	45,996,447
40,000,000	CION Investment Corporation		7.4100	12/15/27	40,070,401
19,500,000	CION Investment Corporation(e)		7.7000	12/15/29	19,582,583
57,000,000	Fidus Investment Corporation(e)		6.6250	06/01/29	56,809,955
35,146,000	Fidus Investment Corporation		6.7500	03/19/30	34,809,628
4,720,000	FS KKR Capital Corporation		7.8750	01/15/29	4,853,343
23,055,000	FS KKR Capital Corporation		6.8750	08/15/29	23,114,666
60,000,000	Gladstone Capital Corporation		7.0000	12/15/29	60,216,000
57,000,000	Gladstone Investment Corporation		6.8750	11/01/28	57,630,480
3,000,000	Golub Capital BDC, Inc.		6.0000	07/15/29	3,001,872
57,500,000	Horizon Technology Finance Corporation		7.0000	12/15/28	58,118,125
3,600,000	Logan Ridge Finance Corporation		6.0000	10/30/26	3,599,100
46,054,000	New Mountain Finance Corporation		6.2000	10/15/27	46,174,447
43,800,000	New Mountain Finance Corporation		6.8750	02/01/29	43,754,307
573,835	OFS Capital Corporation		7.5000	07/31/28	14,449,165
41,500,000	PennantPark Floating Rate Capital Ltd.		6.7500	03/04/29	41,517,169
75,000,000	PennantPark Investment Corporation(e)		7.0000	02/01/29	75,068,449
236,866	Runway Growth Finance Corporation		7.2500	02/03/31	5,874,277
18,625,000	Saratoga Investment Corporation		4.3500	02/28/27	18,447,316
542,648	Saratoga Investment Corporation		6.0000	04/30/27	13,642,171
50,000,000	Star Mountain Lower Middle-Market(g)	SOFRRATE + 3.750%	7.3950	01/15/29	49,926,002

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.4% (Continued)
	ASSET MANAGEMENT — 23.8% (Continued)
49,082,000	Stellus Capital Investment Corporation		7.2500	04/01/30	$ 49,189,563
29,643,000	Trinity Capital, Inc.		4.3750	08/24/26	29,583,514
1,098,515	Trinity Capital, Inc.		7.8750	03/30/29	27,924,251
13,065,000	WhiteHorse Finance, Inc.		4.0000	12/15/26	12,931,097
					973,665,858
	AUTOMOTIVE — 0.7%
35,029,000	PM General Purchaser, LLC(e)		9.5000	10/01/28	29,493,017

	BANKING — 1.6%
1,527,000	BNP Paribas S.A.(g)	4*(USISDA30-USISDA05)	1.0980	04/30/33	1,053,630
1,129,000	Natixis US Medium-Term Note Program, LLC(g)	8*(USISDA30-USISDA02)	2.2460	03/31/36	846,750
2,000,000	NewtekOne, Inc.(e)		8.3750	04/01/30	2,033,465
56,000	NexBank Capital, Inc.(e),(g)	TSFR3M + 5.200%	8.9250	07/01/72	56,560,000
7,000,000	Truist Financial Corporation(g)	TSFR3M + 1.242%	4.9670	04/01/27	6,952,916
					67,446,761
	COMMERCIAL SUPPORT SERVICES — 1.0%
2,369,609	Charah Solutions, Inc.(b)		8.5000	08/31/26	38,980,068

	ELECTRICAL EQUIPMENT — 1.4%
61,068,000	Babcock & Wilcox Enterprises, Inc.(e)		8.7500	06/30/30	61,068,000

	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
84,753,000	B Riley Financial, Inc.(b),(e)		8.0000	01/01/28	82,104,469

	INSURANCE — 4.8%
69,587,000	American Coastal Insurance Corporation		7.2500	12/15/27	69,934,934
59,741,000	Kuvare US Holdings, Inc.(e),(g)	H15T5Y + 6.541%	7.0000	02/17/51	60,091,919
68,700,000	SBL Holdings, Inc.(e)		5.9000	09/26/28	67,128,174
					197,155,027
	MACHINERY — 0.0%(d)
2,500,000	Briggs & Stratton Corporation(i)		6.8750	12/15/20	9,375

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.4% (Continued)
	METALS & MINING — 0.9%
452,012	Ramaco Resources, Inc.		8.2500	11/30/29	$ 11,440,424
1,029,020	Ramaco Resources, Inc.		8.2500	07/31/30	25,828,402
					37,268,826
	OIL & GAS PRODUCERS — 0.4%
14,496,000	W&T Offshore, Inc.(e)		10.7500	02/01/29	15,059,460

	PUBLISHING & BROADCASTING — 0.0%(d)
2,500,000	Cumulus Media New Holdings, Inc.(b),(e)		6.7500	07/01/26	262,500

	REAL ESTATE INVESTMENT TRUSTS — 0.0%(d)
210,500	HC Government Realty Trust, Inc.(e)		7.0000	08/14/27	3,946,875

	REAL ESTATE SERVICES — 2.0%
80,000,000	UIRC-GSA International, LLC(e),(h)		7.0000	03/31/30	80,000,000

	SOFTWARE — 1.0%
42,000,000	Concentrix Corporation		6.5000	03/01/29	40,735,028

	SPECIALTY FINANCE — 7.2%
43,000,000	Delphos Securities S.A.RL - Compartment Verdant(f),(j)		0.0000	04/29/56	41,065,000
2,500,000	Delphos Securities S.A.RL - Compartment Verdant(j)		0.0000	01/31/75	2,562,500
35,000,000	Eagle Point Defensive Income Trust(g)	TSFR3M + 3.800%	7.4630	04/30/28	34,891,516
25,000,000	Eagle Point Enhanced Income Trust(g)	TSFR3M + 4.500%	8.1510	11/15/29	24,729,389
25,000,000	EPT 16, LLC(e)		7.2500	08/01/28	25,000,000
4,500,000	Equify Financial, LLC(e)		9.5000	04/30/30	4,505,850
2,000,000	First Help Financial, LLC(e)		6.0000	11/15/26	1,983,744
4,500,000	Franklin BSP Capital Corporation(e)		6.0000	10/02/30	4,359,832
25,000,000	Franklin BSP Realty Trust, Inc.(e),(g)	TSFR3M + 4.000%	7.8330	04/25/28	25,098,134
2,000,000	Medallion Financial Corporation(e)		7.5000	12/30/27	1,991,535
4,500,000	MMP Capital, LLC(e)		9.5000	10/18/29	4,516,875
5,322,633	PDOF MSN Issuer, LLC(e),(g)	SOFRRATE + 4.500%	8.1300	03/15/27	5,261,692
5,300,000	ReadyCap Holdings, LLC(e)		4.5000	10/20/26	5,247,000
56,878,000	ReadyCap Holdings, LLC(e)		9.3750	03/01/28	56,451,415

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.4% (Continued)
	SPECIALTY FINANCE — 7.2% (Continued)
50,000,000	Runway Growth Finance Corporation		7.0000	12/01/29	$ 49,750,000
3,300,000	X-Caliber Funding, LLC(e)		5.0000	10/15/26	3,120,982
2,000,000	X-Caliber Funding, LLC(e)		5.0000	03/01/27	1,993,050
					292,528,514
	TECHNOLOGY SERVICES — 1.8%
24,228,000	Kyndryl Holdings, Inc.		3.1500	10/15/31	20,120,521
50,000,000	SARATOGA INVT CORP SR 144A NT 30(e)		7.2500	05/01/30	49,864,570
					69,985,091
	TOBACCO & CANNABIS — 0.8%
30,800,000	Curaleaf Holdings, Inc.		11.5000	02/18/29	31,916,500

	TOTAL CORPORATE BONDS (Cost $2,030,001,834)				2,021,625,369

	U.S. GOVERNMENT & AGENCIES — 13.8%
	U.S. TREASURY INFLATION PROTECTED — 13.8%
87,981,300	United States Treasury Inflation Indexed Bonds		1.7500	01/15/28	87,028,567
127,806,000	United States Treasury Inflation Indexed Bonds		1.6250	10/15/29	126,024,317
130,254,000	United States Treasury Inflation Indexed Bonds		0.1250	01/15/30	121,546,247
115,803,600	United States Treasury Inflation Indexed Bonds		1.6250	04/15/30	113,445,545
123,370,800	United States Treasury Inflation Indexed Bonds		1.2500	04/15/31	118,295,055
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $578,204,906)				566,339,731

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(d)
	ASSET MANAGEMENT - 0.0% (d)
351,012	B Riley Financial Inc. Com Warrants	04/01/2032	$ 10.00		1,778,086

	TOTAL WARRANT (Cost $111,622)				1,778,086

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 3.3%
MONEY MARKET FUNDS - 3.3%
134,757,892	First American Government Obligations Fund, Class X, 3.57% (Cost $134,757,892)(k)	$ 134,757,892

	TOTAL INVESTMENTS - 100.6% (Cost $4,147,591,300)	$ 4,124,778,309
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(23,934,285)
	NET ASSETS - 100.0%	$ 4,100,844,024

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month
USISDA02	2-year U.S. Dollar (USD) ISDA Swap Rate
USISDA05	5-year U.S. Dollar (USD) ISDA Swap Rate
USISDA30	Term Secured Overnight Financing Rate 3 Month

(a)	Non-income producing security.
(b)	Illiquid security; total illiquid securities represent 3.2% of net assets.
(c)	The value of this security has been determined in good faith by Holbrook Holdings Inc. (the "Adviser") as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(d)	Percentage rounds to less than 0.1%.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 2,181,556,517 or 53.2% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(g)	Variable rate security; the rate shown represents the rate on July 31, 2026.
(h)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2026.
(i)	Represents issuer in default on interest payments; non-income producing security.
(j)	Zero coupon bond.
(k)	Rate disclosed is the seven day effective yield as of July 31, 2026.